UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2018

Date of reporting period: May 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Equity Fund

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK — 73.2%

Consumer Discretionary — 11.3%
Amazon.com *	3,422	$3,404
Bed Bath & Beyond	1,981	68
Best Buy	2,175	129
Big Lots	9,091	444
Bloomin’ Brands	4,180	84
BorgWarner	2,261	96
Carnival	19,835	1,271
Comcast, Cl A	19,606	817
Conn’s *	4,546	78
Dollar General	23,314	1,711
Dollar Tree *	3,081	239
Domino’s Pizza	294	62
Gap	2,620	59
General Motors	15,133	513
Gentherm *	2,154	81
Goodyear Tire & Rubber	12,780	412
Hasbro	1,573	166
Hilton Worldwide Holdings	1,433	95
Home Depot	10,990	1,687
Hooker Furniture	1,569	67
International Game Technology	6,887	122
John Wiley & Sons, Cl A	5,623	285
Kate Spade *	4,061	75
L Brands	1,996	103
Lowe’s	20,149	1,587
Macy’s	2,859	67
Madison Square Garden *	495	97
Magna International	15,209	681
McDonald’s	1,440	217
Netflix *	7,216	1,177
NIKE, Cl B	22,270	1,180
Nordstrom	2,042	85
Omnicom Group	15,103	1,264
Priceline Group *	472	886
PVH	956	101
Royal Caribbean Cruises	1,173	129
Signet Jewelers	1,379	66
Skechers U.S.A., Cl A *	7,625	195
Staples	7,976	72
Starbucks	11,183	711
Target	3,203	177
Tesla Motors *	276	94
Time Warner	1,977	197
TJX	1,445	109
Tractor Supply	2,144	118
Ulta Beauty *	284	87
Visteon *	3,658	367
Walt Disney	5,109	551
Weight Watchers International *	3,832	101
Williams-Sonoma	3,117	152

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)
Yum China Holdings *	7,728	$297

		22,833
Consumer Staples — 6.9%
Altria Group	3,491	263
Campbell Soup	8,576	494
Clorox	4,036	548
Coca-Cola	2,788	127
Colgate-Palmolive	4,134	316
Constellation Brands, Cl A	3,978	727
Costco Wholesale	1,000	180
CVS Health	29,912	2,298
Dr Pepper Snapple Group	2,773	257
General Mills	5,126	291
Hershey	3,108	358
JM Smucker	8,303	1,062
Kellogg	7,090	508
Kimberly-Clark	5,921	768
Kroger	39,516	1,177
Mead Johnson Nutrition, Cl A	1,021	91
Molson Coors Brewing, Cl B	4,952	469
Mondelez International, Cl A	3,900	182
Omega Protein	2,164	38
PepsiCo	3,962	463
Philip Morris International	15,537	1,861
Reynolds American	18,102	1,217
Sysco	3,792	207

		13,902
Energy — 3.2%
Anadarko Petroleum	5,062	256
Apache	4,126	193
Baker Hughes	4,304	237
Chevron	12,240	1,267
Devon Energy	9,192	312
EOG Resources	747	67
Equities	2,071	114
Exxon Mobil	6,869	553
Gulfport Energy *	22,437	322
Halliburton	6,719	304
Hess	4,151	190
Kinder Morgan	2,376	45
Kosmos Energy *	12,111	73
Newfield Exploration *	5,376	175
Noble Energy	2,467	71
Occidental Petroleum	22,250	1,311
PBF Energy, Cl A	11,969	231
Pioneer Natural Resources	1,251	209
Schlumberger	3,908	272
Southwestern Energy *	34,377	208
Whiting Petroleum *	11,259	79

		6,489

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)

Financials — 10.3%
Aflac	16,867	$1,271
Allstate	877	76
American Equity Investment Life Holding	7,972	200
American Express	1,031	79
American International Group	6,160	392
Arthur J Gallagher	1,021	58
Artisan Partners Asset Management, Cl A	4,674	132
Bancorp *	12,404	76
Bank of America	74,278	1,665
Bank of New York Mellon	4,287	202
Blackstone Group (A)	15,061	495
CBOE Holdings	2,082	180
Chubb	1,180	169
Citigroup	40,281	2,439
CNA Financial	8,439	385
Cullen	896	82
Donnelley Financial Solutions *	3,389	77
Everest Re Group	2,733	696
First Commonwealth Financial	5,136	63
First Republic Bank	866	80
Goldman Sachs Group	4,500	951
Great Western Bancorp	10,529	399
Green Dot, Cl A *	8,976	330
Hartford Financial Services Group	1,072	53
Invesco	2,547	81
JPMorgan Chase	23,325	1,916
KeyCorp	3,147	55
KKR (A)	32,589	600
Legg Mason	1,747	64
Marsh & McLennan	19,509	1,513
MetLife	7,586	384
Morgan Stanley	8,729	364
Morningstar	1,265	93
MSCI, Cl A	1,152	117
Northern Trust	5,416	474
PNC Financial Services Group	1,879	223
Prudential Financial	1,516	159
RenaissanceRe Holdings	612	87
S&P Global	2,799	400
Santander Consumer USA Holdings *	15,828	177
SLM *	6,849	71
State Street	27,710	2,257
Synchrony Financial	6,068	163
T Rowe Price Group	1,349	95
US Bancorp	2,210	112
Voya Financial	7,281	249
Wells Fargo	10,041	513
XL Group	1,951	85

		20,802

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)

Health Care — 14.0%
Abbott Laboratories	59,939	$2,737
Achaogen *	11,964	241
Aclaris Therapeutics *	9,240	220
Aerie Pharmaceuticals *	1,659	92
Aetna	1,963	284
Agios Pharmaceuticals *	1,120	52
Akorn *	2,126	71
Alexion Pharmaceuticals *	10,783	1,057
Amgen	14,621	2,270
Anthem	1,653	301
AquaBounty Technologies *	24,238	199
Avexis *	2,188	155
AxoGen *	5,388	80
BioMarin Pharmaceutical *	2,632	231
BioTelemetry *	5,323	154
Bioverativ *	4,732	261
Boston Scientific *	34,329	928
Brookdale Senior Living *	6,159	85
Bruker	7,480	204
Cara Therapeutics *	6,728	111
Cardinal Health	1,388	103
Cardiovascular Systems *	3,030	91
Cerner *	1,418	93
Cigna	3,386	546
Clovis Oncology *	1,336	69
CR Bard	1,192	366
DaVita *	2,046	136
DENTSPLY SIRONA	4,010	255
Edwards Lifesciences *	2,014	232
Envision Healthcare *	1,431	78
Esperion Therapeutics *	3,380	108
Exact Sciences *	4,406	161
Exelixis *	4,774	89
Express Scripts Holding *	1,931	115
Flexion Therapeutics *	3,014	52
Gilead Sciences	11,206	727
Glaukos *	1,684	69
Global Blood Therapeutics *	2,169	59
GlycoMimetics *	5,962	76
Henry Schein *	2,711	499
Heska *	2,670	263
Hill-Rom Holdings	1,390	108
Horizon Pharma *	17,931	179
Humana	2,337	543
IDEXX Laboratories *	489	82
Immunomedics *	14,492	109
Incyte *	2,060	266
Intercept Pharmaceuticals *	737	82
Intersect ENT *	7,594	192
Intuitive Surgical *	182	166
Laboratory Corp of America Holdings *	797	111

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)
Lannett *	24,474	$492
Loxo Oncology *	1,995	91
Masimo *	779	68
McKesson	998	163
Medidata Solutions *	1,248	89
Medtronic	13,119	1,106
Merit Medical Systems *	2,551	91
Mettler-Toledo International *	1,770	1,032
MiMedx Group *	7,425	102
Molina Healthcare *	2,299	148
Nektar Therapeutics, Cl A *	6,016	120
Neurocrine Biosciences *	1,498	65
OraSure Technologies *	13,115	198
Paratek Pharmaceuticals *	12,917	259
Patheon *	11,715	407
PRA Health Sciences *	4,803	347
Premier, Cl A *	2,544	88
QIAGEN	16,577	556
Quest Diagnostics	3,247	353
Quintiles Transnational Holdings *	5,464	472
Regeneron Pharmaceuticals *	1,772	813
ResMed	8,093	575
Teladoc *	3,233	99
Teleflex	473	95
TESARO *	567	85
TG Therapeutics *	12,952	146
Tivity Health *	2,758	94
United Therapeutics *	1,635	198
Varex Imaging *	5,376	185
Varian Medical Systems *	6,903	684
Veeva Systems, Cl A *	1,492	95
Vertex Pharmaceuticals *	2,332	288
VWR *	17,309	572
Waters *	5,480	984
WellCare Health Plans *	480	82
Zimmer Biomet Holdings	1,597	190
Zoetis, Cl A	18,258	1,137

		28,327
Industrials — 7.9%
3M	8,524	1,743
ACCO Brands *	11,823	134
Acuity Brands	2,305	375
AGCO	1,432	92
American Airlines Group	7,715	373
Atlas Air Worldwide Holdings *	1,463	71
Caterpillar	3,781	399
Chicago Bridge & Iron	3,389	64
Clean Harbors *	4,756	278
Covanta Holding	14,760	218
CSX	2,560	139
Cummins	2,003	316

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)
Deere	2,505	$307
Delta Air Lines	15,964	784
Dover	1,366	113
Dun & Bradstreet	3,549	372
Eaton	13,647	1,056
Equifax	2,549	349
FedEx	1,818	352
Flowserve	1,306	63
Illinois Tool Works	12,893	1,821
Ingersoll-Rand	4,588	411
Johnson Controls International	17,489	730
Kratos Defense & Security Solutions *	8,057	87
LB Foster, Cl A	5,028	90
ManpowerGroup	5,171	527
Nordson	801	93
Owens Corning	3,846	240
Parker-Hannifin	926	146
Pitney Bowes	11,470	171
Rockwell Automation	1,196	190
Rockwell Collins	4,113	448
Southwest Airlines	1,122	67
Spirit AeroSystems Holdings, Cl A	2,731	149
Stanley Black & Decker	1,932	266
TransDigm Group	830	222
Trinity Industries	6,502	166
Triumph Group	5,712	186
United Parcel Service, Cl B	2,057	218
Waste Management	3,913	285
WESCO International *	1,213	74
WW Grainger	7,666	1,321
Xylem	10,536	549

		16,055
Information Technology — 15.9%
Activision Blizzard	6,758	396
Adobe Systems *	9,373	1,330
Advanced Micro Devices *	11,147	125
Alphabet, Cl A *	3,255	3,213
Alphabet, Cl C *	600	579
Analog Devices	6,019	516
Apple	17,499	2,673
Applied Materials	5,994	275
Applied Optoelectronics *	1,576	110
ASML Holding, Cl G	9,301	1,228
Autodesk *	4,490	502
Automatic Data Processing	25,103	2,570
AXT *	23,363	155
Broadcom, Cl A	799	191
CA	6,892	219
Cisco Systems	48,935	1,543
Cognizant Technology Solutions, Cl A	4,162	278
CommerceHub *	11,485	196

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)
Dell Technologies, Cl V *	5,509	$382
DXC Technology	691	54
eBay *	7,123	244
Everbridge *	3,447	89
Facebook, Cl A *	9,436	1,429
Genpact	11,459	313
Global Payments	2,398	220
Hewlett Packard Enterprise	8,044	151
HP	6,538	123
Instructure *	4,165	111
Integrated Device Technology *	9,148	234
Intel	25,655	926
International Business Machines	3,868	590
Jabil Circuit	3,934	118
Juniper Networks	1,928	57
Keysight Technologies *	13,506	522
Lam Research	1,856	288
Mellanox Technologies *	3,245	154
Microchip Technology	12,993	1,082
Micron Technology *	26,699	822
Microsoft	45,653	3,188
National Instruments	1,711	65
NetApp	2,221	90
NVIDIA	2,453	354
ON Semiconductor *	5,641	87
Oracle	16,521	750
QUALCOMM	5,445	312
Quantenna Communications *	3,885	74
salesforce.com *	4,993	448
Silicom	4,704	240
Snap, Cl A *	6,358	135
Symantec	8,232	250
Texas Instruments	4,776	394
Trade Desk, Cl A *	1,597	88
VeriFone Systems *	9,956	182
Visa, Cl A	14,262	1,358
Xerox	5,649	40
Zebra Technologies, Cl A *	1,706	178

		32,241
Materials — 2.5%
A Schulman	2,749	81
Air Products & Chemicals	2,798	403
Avery Dennison	2,207	186
Ball	14,612	598
Cabot	1,966	103
Dow Chemical	8,709	540
Eastman Chemical	3,297	264
Ecolab	466	62
EI du Pont de Nemours	1,266	100
FMC	1,027	77
Louisiana-Pacific *	2,962	66

		Market Value
Description	Shares	($ Thousands)

COMMON STOCK (continued)
LSB Industries *	20,747	$182
Monsanto	719	84
Praxair	7,768	1,028
Sherwin-Williams	1,868	620
Sonoco Products	6,077	308
South32 ADR	16,588	163
Tahoe Resources	6,199	55
United States Steel	3,584	75

		4,995
Real Estate — 1.0%
American Campus Communities	1,669	79
American Tower ‡	792	104
AvalonBay Communities ‡	909	174
CBRE Group, Cl A *	6,312	220
Corporate Office Properties Trust ‡	3,415	115
HCP ‡	1,549	49
Host Hotels & Resorts ‡	8,255	148
Prologis ‡	13,101	728
Quality Care Properties *	309	5
Regency Centers ‡	2,034	124
SBA Communications, Cl A *	1,139	157
Welltower ‡	775	56
Weyerhaeuser ‡	4,813	159

		2,118
Telecommunication Services — 0.5%
AT&T	8,764	338
Rogers Communications, Cl B	6,208	290
Verizon Communications	9,955	464

		1,092
Utilities — 1.1%
American Electric Power	1,244	89
American Water Works	3,835	300
Calpine *	6,112	79
CMS Energy	14,943	708
DTE Energy	765	84
Eversource Energy	3,376	210
Exelon	3,510	127
PG&E	1,952	133
Pinnacle West Capital	1,280	113
Xcel Energy	7,322	351

		2,194

Total Common Stock (Cost $129,733) ($ Thousands)		151,048

FOREIGN COMMON STOCK — 22.8%

Australia — 0.3%
BHP Billiton ADR	17,372	610

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Equity Fund (Continued)

		Market Value
Description	Shares	($ Thousands)

FOREIGN COMMON STOCK (continued)

Austria — 1.0%
Erste Group Bank	26,463	$961
Schoeller-Bleckmann Oilfield Equipment	5,266	360
voestalpine	14,372	652
		1,973

Bermuda — 0.1%
Aspen Insurance Holdings	1,021	52
Validus Holdings	1,051	56
		108

Brazil — 0.3%
Banco Bradesco ADR	76,090	645

Canada — 1.3%
Canadian Natural Resources	22,223	641
Magna International	9,601	430
Tencent Holdings ADR	39,020	1,344
Thomson Reuters	7,387	323
		2,738

China — 0.6%
Alibaba Group Holding ADR *	794	97
Anhui Conch Cement, Cl H	176,500	586
BYD, Cl H	77,000	460
		1,143

Colombia — 0.2%
Bancolombia ADR	11,412	502

Czech Republic — 0.1%
Komercni banka as	5,503	219

France — 1.3%
BNP Paribas ADR	18,618	658
Societe Generale	18,120	951
Sodexo	7,672	1,048
		2,657

Germany — 0.6%
BASF	3,384	319
Continental	3,647	812
		1,131

Hong Kong — 0.9%
China Life Insurance, Cl H	362,000	1,189
Orient Overseas International	115,000	730
		1,919

India — 0.9%
HDFC Bank ADR	12,121	1,064
ICICI Bank ADR	86,708	860
		1,924

Indonesia — 0.1%
Indofood Sukses Makmur	184,200	121

Ireland — 1.6%
Accenture, Cl A	4,478	557

		Market Value
Description	Shares	($ Thousands)

FOREIGN COMMON STOCK (continued)
ICON *	23,090	$2,173
Jazz Pharmaceuticals *	2,822	411
Mallinckrodt *	4,634	200
		3,341

Italy — 0.4%
Prysmian	32,421	903

Japan — 1.3%
Denso	24,300	1,037
Hitachi	135,000	816
Secom	9,800	718
Toyota Motor ADR	1,607	173
		2,744

Mexico — 0.4%
Grupo Financiero Banorte	134,700	774

Netherlands — 1.3%
AerCap Holdings *	4,698	207
Core Laboratories	8,167	835
Heineken	9,144	901
Royal Dutch Shell, Cl A	27,391	744
		2,687

Norway — 1.4%
DNB	88,774	1,508
Norsk Hydro	144,003	779
Statoil ADR	36,467	635
		2,922

Puerto Rico — 0.2%
OFG Bancorp	23,285	218
Popular	4,163	155
		373

Singapore — 0.2%
DBS Group Holdings	29,900	442

South Korea — 1.0%
Hyundai Mobis	3,963	971
Samsung Electronics	568	1,134
		2,105

Spain — 0.6%
Amadeus IT Group, Cl A	19,891	1,160

Sweden — 0.4%
Getinge, Cl B	42,538	887

Switzerland — 0.8%
Credit Suisse Group ADR	109,504	1,548

Taiwan — 1.4%
Advanced Semiconductor Engineering	582,400	745
Hon Hai Precision Industry	146,200	501
Taiwan Semiconductor Manufacturing	248,000	1,674
		2,920

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Equity Fund (Concluded)

		Market Value
Description	Shares	($ Thousands)

FOREIGN COMMON STOCK (continued)

Turkey — 0.2%
Akbank	183,100	$493

United Kingdom — 3.9%
Barclays	390,935	1,060
BP ADR	34,666	1,253
Delphi Automotive	1,794	158
Diageo	44,544	1,338
HSBC Holdings	108,808	949
ITV	270,360	683
Rio Tinto ADR	19,663	793
Royal Dutch Shell ADR, Cl A	27,010	1,469
Worldpay Group (B)	82,476	331
		8,034

Total Foreign Common Stock (Cost $41,350) ($ Thousands)		47,023

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 0.630%**†	4,382,552	4,383

Total Cash Equivalent (Cost $4,383) ($ Thousands)		4,383

Total Investments — 98.1% (Cost $175,466) ($ Thousands) @		$202,454

Percentages are based on Net Assets of $206,380 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2017.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At May 31, 2017, such securities amounted to $1,095 ($ Thousands), or 0.5% of the Net Assets of the Fund.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2017, the value of these securities amounted to $331 ($ Thousands), representing 0.2% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

@	At May 31, 2017, the tax basis cost of the Fund’s Investments was $175,466 ($ Thousands), and the unrealized appreciation and depreciation were $31,485 ($ Thousands) and ($4,497) ($ Thousands), respectively.

As of March 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on Fair Value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

		Purchases at	Proceeds	Value
Security Description	Value 02/28/2017	Cost	from Sales	05/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$8,097	$4,876	$(8,590)	$4,383	$8

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 31.9%

Agency Mortgage-Backed Obligations — 23.0%
FHLMC
5.500%, 04/01/2030	$390	$433
5.000%, 06/01/2041 to 02/01/2042	482	533
4.500%, 06/01/2038 to 09/01/2045	1,172	1,267
4.000%, 01/01/2042 to 04/01/2047	2,856	3,029
3.500%, 03/01/2043 to 12/01/2045	869	900
3.000%, 09/01/2036 to 01/01/2047	1,333	1,347
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.087%, 02/15/2038 (A)	314	20
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.954%, 04/15/2041 (A)	564	31
FHLMC CMO, Ser 2015-4494, Cl AI, IO
2.064%, 11/15/2038 (A)	819	46
FHLMC TBA
3.500%, 07/15/2041	200	206
3.000%, 07/15/2043	300	301
FNMA
5.000%, 10/01/2033 to 07/01/2044	2,702	2,989
4.500%, 08/01/2038 to 04/01/2044	600	650
4.000%, 01/01/2037 to 08/01/2056	2,707	2,880
3.500%, 08/01/2042 to 06/01/2046	2,500	2,590
3.000%, 11/01/2046 to 02/01/2047	491	494
2.810%, 04/01/2025	40	41
FNMA CMO, Ser 2015-55, Cl IO, IO
1.722%, 08/25/2055 (A)	459	24
FNMA CMO, Ser 2015-56, Cl AS, IO
5.126%, 08/25/2045 (A)	337	78
FNMA TBA
5.000%, 06/01/2038	400	440
4.500%, 07/01/2037	800	862
4.000%, 07/13/2039	900	949
3.500%, 06/15/2026 to 06/15/2045	900	935
3.000%, 07/01/2026 to 07/01/2042	3,300	3,363
2.500%, 06/25/2027	200	202
GNMA
4.000%, 11/20/2045	352	376
3.500%, 03/20/2047	100	104
3.000%, 07/20/2046	378	386
GNMA CMO, Ser 2012-34, Cl SA, IO
5.057%, 03/20/2042 (A)	212	37
GNMA CMO, Ser 2012-43, Cl SN, IO
5.608%, 04/16/2042 (A)	182	41
GNMA CMO, Ser 2014-118, Cl HS, IO
5.207%, 08/20/2044 (A)	374	83
GNMA CMO, Ser 2015-30, Cl IO, IO
1.058%, 07/16/2056 (A)	1,418	92
GNMA TBA
3.500%, 06/15/2041	200	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 06/01/2043	1,300	$1,325

		27,263

Non-Agency Mortgage-Backed Obligations — 8.9%
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/2046 (A)(B)	125	128
BAMLL Commercial Mortgage Securities Trust, Ser 2014-FL1, Cl E
6.489%, 12/15/2031 (A)(B)	260	247
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(B)	140	131
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
1.294%, 05/25/2035 (A)(B)	205	186
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
1.265%, 05/25/2035 (A)(B)	354	256
COMM Mortgage Trust, Ser 2013-CCRE8 CR8, Cl A4
3.334%, 06/10/2046	605	627
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 02/10/2023 (B)	100	101
COMM Mortgage Trust, Ser 2013-LC6, Cl A2
1.906%, 01/10/2018	170	170
COMM Mortgage Trust, Ser 2014-CR18, Cl D
4.894%, 07/15/2047	240	212
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl AS
3.849%, 06/15/2057 (A)	210	220
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.641%, 10/25/2028 (A)	340	380
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
2.291%, 03/25/2029 (A)	250	253
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
4.241%, 07/25/2029 (A)	300	311
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl B1
3.099%, 04/25/2035 (A)	432	331
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
5.274%, 01/25/2029 (A)	130	143
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A5
5.622%, 11/10/2039	144	135
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	474	506

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (B)	$200	$219
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	450	470
GS Mortgage Securities Trust, Ser 2012-GCJ9, Cl A2
1.762%, 11/10/2017	212	212
GS Mortgage Securities Trust, Ser 2017-485L
3.721%, 02/10/2027	100	105
Homestar Mortgage Acceptance, Ser 2004-4, Cl M3
3.166%, 09/25/2034 (A)	291	268
Homestar Mortgage Acceptance, Ser 2004-5, Cl M2
1.996%, 10/25/2034 (A)	367	355
IndyMac INDX Mortgage Loan Trust, Ser 2007- AR5, Cl 2A1
3.463%, 05/25/2037 (A)	352	295
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	209	220
JP Morgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 10/25/2040 (B)	221	227
JP Morgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(B)	121	124
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	110	108
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 02/15/2027 (A)	200	208
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.137%, 06/15/2025 (A)	100	104
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 01/15/2026	283	297
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.303%, 12/12/2049 (A)	260	236
Motel 6 Trust, Ser 2015-MTL6, Cl D
4.532%, 02/05/2020 (B)	130	131
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	110	110
Option One Mortgage Loan Trust, Ser 2007- FXD1, Cl 3A4
5.860%, 01/25/2037	150	144
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (B)	146	152

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	$365	$374
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	636	668
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/2048	180	187
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (A)	120	125
WFRBS Commercial Mortgage Trust, Ser 2013- C17, Cl A2
2.921%, 02/15/2046	498	506
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1
2.927%, 03/15/2046	425	431

		10,613

Total Mortgage-Backed Securities (Cost $37,857) ($ Thousands)		37,876

CORPORATE OBLIGATIONS — 29.6%

Consumer Discretionary — 2.5%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (B)	50	52
Amazon.com
4.950%, 12/05/2044	30	35
American Axle & Manufacturing
6.625%, 10/15/2022	10	10
CCO Holdings
5.125%, 05/01/2027 (B)	20	20
Charter Communications Operating
6.384%, 10/23/2035	255	299
Comcast
6.400%, 05/15/2038	199	262
3.375%, 08/15/2025	140	144
Cox Communications
3.350%, 09/15/2026 (B)	231	229
Daimler Finance North America
2.200%, 10/30/2021 (B)	251	249
Dollar Tree
5.750%, 03/01/2023	180	191
Ford Motor
4.750%, 01/15/2043	40	38
General Motors
6.250%, 10/02/2043	40	44
4.200%, 03/01/2021	289	303
General Motors Financial
4.350%, 01/17/2027	30	30
3.450%, 04/10/2022	10	10

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Goodyear Tire & Rubber
5.000%, 05/31/2026	$20	$21
Hilton Worldwide Finance
4.875%, 04/01/2027 (B)	30	31
Hyundai Capital America MTN
2.500%, 03/18/2019 (B)	274	275
Lennar
4.500%, 04/30/2024	20	20
McDonald’s MTN
3.500%, 03/01/2027	100	102
NCL
4.625%, 11/15/2020 (B)	20	21
Netflix
5.875%, 02/15/2025	20	22
Time Warner
9.150%, 02/01/2023	100	129
7.570%, 02/01/2024	101	126
4.750%, 03/29/2021	80	86
3.600%, 07/15/2025	135	135
Time Warner Cable
7.300%, 07/01/2038	90	115
5.875%, 11/15/2040	30	33

		3,032

Consumer Staples — 2.0%
Altria Group
4.750%, 05/05/2021	50	55
2.850%, 08/09/2022	110	112
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	344	379
3.650%, 02/01/2026	100	103
3.300%, 02/01/2023	40	41
2.650%, 02/01/2021	30	31
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	150	150
Constellation Brands
4.750%, 11/15/2024	80	88
Cott Holdings
5.500%, 04/01/2025 (B)	20	20
CVS Health
5.125%, 07/20/2045	80	90
3.875%, 07/20/2025	18	19
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	409	512
Danone
2.077%, 11/02/2021 (B)	200	197
Diageo Capital
4.828%, 07/15/2020	110	119
Kraft Heinz Foods
5.375%, 02/10/2020	30	33
4.375%, 06/01/2046	20	19
3.950%, 07/15/2025	100	103

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.875%, 11/01/2026 (B)	$20	$21
PepsiCo
4.600%, 07/17/2045	40	44
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	50
Reynolds American
5.850%, 08/15/2045	60	73
3.250%, 06/12/2020	11	11
Spectrum Brands
6.625%, 11/15/2022	20	21
Walgreens Boots Alliance
3.450%, 06/01/2026	40	40
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	30	31

		2,372

Energy — 4.0%
Anadarko Finance
7.500%, 05/01/2031	60	78
Anadarko Petroleum
6.200%, 03/15/2040	75	86
4.850%, 03/15/2021	20	22
4.521%, 10/10/2036 (C)	1,000	422
Apache
4.250%, 01/15/2044	150	143
BP Capital Markets
3.588%, 04/14/2027	10	10
3.506%, 03/17/2025	110	114
3.216%, 11/28/2023	50	51
Canadian Natural Resources
2.950%, 01/15/2023	193	194
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027 (B)	20	20
Chesapeake Energy
8.000%, 12/15/2022 (B)	10	11
5.750%, 03/15/2023	10	9
Chevron
2.954%, 05/16/2026	60	60
Cimarex Energy
3.900%, 05/15/2027	50	51
Concho Resources
5.500%, 04/01/2023	20	21
ConocoPhillips
3.350%, 05/15/2025	200	205
Devon Energy
5.850%, 12/15/2025	30	35
5.000%, 06/15/2045	50	52
3.250%, 05/15/2022	20	20
Devon Financing
7.875%, 09/30/2031	50	66

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ecopetrol
5.875%, 05/28/2045	$100	$92
Ensco
8.000%, 01/31/2024	14	14
Enterprise Products Operating
5.700%, 02/15/2042	215	254
4.050%, 02/15/2022	123	131
EOG Resources
4.150%, 01/15/2026	20	21
Exxon Mobil
4.114%, 03/01/2046	70	73
3.043%, 03/01/2026	40	41
Halliburton
5.000%, 11/15/2045	40	43
3.800%, 11/15/2025	50	52
Kerr-McGee
7.875%, 09/15/2031	10	13
6.950%, 07/01/2024	10	12
Kinder Morgan
5.300%, 12/01/2034	20	21
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	42
4.150%, 02/01/2024	400	415
3.500%, 09/01/2023	30	30
MPLX
4.875%, 06/01/2025	110	118
Noble Energy
5.250%, 11/15/2043	10	10
4.150%, 12/15/2021	50	53
Oasis Petroleum
6.875%, 03/15/2022	20	20
Occidental Petroleum
4.625%, 06/15/2045	20	21
4.400%, 04/15/2046	10	10
4.100%, 02/15/2047	20	20
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	20
3.000%, 02/15/2027	20	20
Petrobras Global Finance
7.375%, 01/17/2027	10	11
6.850%, 06/05/2115	50	44
5.375%, 01/27/2021	250	255
Petroleos Mexicanos
6.625%, 06/15/2035	100	105
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	23
Range Resources
5.875%, 07/01/2022 (B)	10	10
4.875%, 05/15/2025	30	29
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	32
3.000%, 12/21/2020 (B)	283	290

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shell International Finance
4.375%, 05/11/2045	$50	$53
4.000%, 05/10/2046	50	49
2.875%, 05/10/2026	80	79
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	214
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	147	149
Valero Energy
6.125%, 02/01/2020	74	81
Williams
7.875%, 09/01/2021	50	59
WPX Energy
8.250%, 08/01/2023	30	33

		4,752

Financials — 10.6%
AIA Group MTN
3.200%, 03/11/2025 (B)	200	199
Ally Financial
8.000%, 11/01/2031	50	60
American Express
2.650%, 12/02/2022	140	140
American Express Credit MTN
1.875%, 05/03/2019	209	209
American International Group
4.800%, 07/10/2045	183	196
3.750%, 07/10/2025	80	82
Bank of America MTN
5.625%, 07/01/2020	150	164
5.000%, 01/21/2044	70	79
4.450%, 03/03/2026	10	11
4.000%, 01/22/2025	300	306
3.875%, 08/01/2025	40	41
3.500%, 04/19/2026	491	493
2.600%, 01/15/2019	300	303
1.950%, 05/12/2018	229	230
Blackstone Holdings Finance
6.625%, 08/15/2019 (B)	407	446
Carlyle Holdings II Finance
5.625%, 03/30/2043 (B)	235	256
Chubb INA Holdings
4.350%, 11/03/2045	30	33
3.350%, 05/03/2026	10	10
2.300%, 11/03/2020	10	10
CIT Group
5.500%, 02/15/2019 (B)	20	21
5.000%, 08/15/2022	20	22
Citigroup
4.450%, 09/29/2027	180	188
4.400%, 06/10/2025	137	142
3.700%, 01/12/2026	170	173

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/01/2026	$247	$245
2.700%, 03/30/2021	229	231
Cooperatieve Rabobank UA
3.950%, 11/09/2022	250	262
Credit Agricole
8.125%, 12/31/2049 (A)(B)	260	301
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	270
4.550%, 04/17/2026	250	265
Fifth Third Bancorp
2.875%, 07/27/2020	192	196
Goldman Sachs Group
6.750%, 10/01/2037	100	128
5.750%, 01/24/2022	216	244
5.150%, 05/22/2045	30	33
4.750%, 10/21/2045	30	33
4.250%, 10/21/2025	40	41
3.500%, 11/16/2026	175	174
2.875%, 02/25/2021	131	133
Goldman Sachs Group MTN
5.375%, 03/15/2020	100	108
3.850%, 07/08/2024	190	198
HSBC Holdings
4.250%, 03/14/2024	200	208
Intercontinental Exchange
2.750%, 12/01/2020	165	168
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	196
JPMorgan Chase
4.250%, 10/01/2027	10	11
4.125%, 12/15/2026	150	156
3.200%, 01/25/2023	343	350
3.125%, 01/23/2025	150	150
KKR Group Finance II
5.500%, 02/01/2043 (B)	73	81
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	227
Liberty Mutual Group
4.250%, 06/15/2023 (B)	270	290
MetLife
3.000%, 03/01/2025	175	176
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Morgan Stanley MTN
6.625%, 04/01/2018	200	208
3.875%, 04/29/2024	196	205
2.625%, 11/17/2021	414	415
Navient MTN
8.000%, 03/25/2020	40	44
Prudential Financial MTN
7.375%, 06/15/2019	385	427

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quicken Loans
5.750%, 05/01/2025 (B)	$20	$20
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	210
Santander Holdings USA
4.500%, 07/17/2025	10	10
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	30
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	150	168
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	249	261
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	200	209
WEA Finance
3.750%, 09/17/2024 (B)	200	204
2.700%, 09/17/2019 (B)	430	434
Wells Fargo
4.480%, 01/16/2024	200	215
3.069%, 01/24/2023	262	266
3.000%, 10/23/2026	50	49
Wells Fargo MTN
4.900%, 11/17/2045	50	54
4.750%, 12/07/2046	30	32
4.650%, 11/04/2044	100	103
4.400%, 06/14/2046	10	10
4.300%, 07/22/2027	110	117
3.450%, 02/13/2023	160	164

		12,564

Health Care — 0.9%
Abbott Laboratories
4.900%, 11/30/2046	40	42
4.750%, 11/30/2036	10	11
3.750%, 11/30/2026	40	41
Aetna
2.800%, 06/15/2023	10	10
Amgen
3.625%, 05/22/2024	60	63
Centene
6.125%, 02/15/2024	10	11
4.750%, 05/15/2022	20	21
Cleveland Clinic Foundation
4.858%, 01/01/2114	236	237
Express Scripts Holding
3.400%, 03/01/2027	311	299
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	53
Gilead Sciences
3.650%, 03/01/2026	30	31
3.500%, 02/01/2025	50	51

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Humana
4.950%, 10/01/2044	$10	$11
3.950%, 03/15/2027	50	52
Mallinckrodt International Finance
4.750%, 04/15/2023	30	27
Medtronic
3.500%, 03/15/2025	70	73
Medtronic Global Holdings SCA
3.350%, 04/01/2027	50	51

		1,084

Industrials — 2.4%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	296
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	288	292
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (B)	161	169
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	548	586
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	30	32
Canadian Pacific Railway
6.125%, 09/15/2115	127	157
Cintas No. 2
3.700%, 04/01/2027	30	31
2.900%, 04/01/2022	20	21
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	196	204
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/2019	245	254
Eaton
4.150%, 11/02/2042	70	72
International Lease Finance
8.625%, 01/15/2022	20	25
6.250%, 05/15/2019	10	11
5.875%, 08/15/2022	50	56
Park Aerospace Holdings
5.500%, 02/15/2024 (B)	10	11
5.250%, 08/15/2022 (B)	10	10
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	502	519
United Rentals North America
5.875%, 09/15/2026	30	32
Waste Management
3.500%, 05/15/2024	60	63

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
West Corporation
5.375%, 07/15/2022 (B)	$20	$21
4.750%, 07/15/2021 (B)	10	10

		2,872

Information Technology — 1.4%
Apple
3.200%, 05/13/2025	80	82
Diamond 1 Finance
4.420%, 06/15/2021 (B)	110	116
3.480%, 06/01/2019 (B)	100	102
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	74
Intel
3.700%, 07/29/2025	60	64
Juniper Networks
3.300%, 06/15/2020	81	83
3.125%, 02/26/2019	159	162
Microsoft
4.500%, 02/06/2057	20	22
4.450%, 11/03/2045	40	44
4.250%, 02/06/2047	223	237
4.100%, 02/06/2037	10	11
3.300%, 02/06/2027	130	134
2.875%, 02/06/2024	60	61
2.700%, 02/12/2025	20	20
2.400%, 08/08/2026	50	48
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	247	251
Visa
4.300%, 12/14/2045	50	54
3.150%, 12/14/2025	70	72

		1,637

Materials — 0.6%
Barrick
4.100%, 05/01/2023	181	197
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(B)	200	227
2.875%, 02/24/2022	8	8
Freeport-McMoRan
5.450%, 03/15/2043	20	17
4.000%, 11/14/2021	40	39
Glencore Finance Canada
2.700%, 10/25/2017 (B)	10	10
Glencore Funding
4.125%, 05/30/2023 (B)	70	72
4.000%, 03/27/2027 (B)	20	19
Reynolds Group Issuer
5.125%, 07/15/2023 (B)	20	21
Vale Overseas
6.875%, 11/21/2036	20	22

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 01/11/2022	$20	$20
WestRock RKT
4.000%, 03/01/2023	10	10
3.500%, 03/01/2020	20	21

		683

Real Estate — 1.3%
Boston Properties
3.850%, 02/01/2023	200	211
GLP Capital
4.875%, 11/01/2020	30	32
HCP
4.000%, 06/01/2025	150	154
Health Care
4.500%, 01/15/2024	275	295
Realty Income
4.650%, 08/01/2023	178	193
Simon Property Group
2.350%, 01/30/2022	299	297
Ventas Realty
4.125%, 01/15/2026	136	141
2.700%, 04/01/2020	215	217

		1,540

Telecommunication Services — 1.5%
AT&T
5.350%, 09/01/2040	1	1
4.250%, 03/01/2027	30	31
3.400%, 05/15/2025	438	431
Rogers Communications
6.800%, 08/15/2018	185	196
5.000%, 03/15/2044	217	242
Verizon Communications
5.500%, 03/16/2047	40	44
5.250%, 03/16/2037	30	32
5.150%, 09/15/2023	20	22
4.522%, 09/15/2048	437	411
4.125%, 03/16/2027	150	156
3.500%, 11/01/2024	170	172
2.625%, 08/15/2026	20	19

		1,757

Utilities — 2.4%
AES
5.500%, 04/15/2025	20	21
Duke Energy
3.750%, 04/15/2024	331	348
Electricite de France
3.625%, 10/13/2025 (B)	88	90
Eversource Energy
3.150%, 01/15/2025	111	112

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exelon
5.625%, 06/15/2035	$60	$70
5.100%, 06/15/2045	240	266
FirstEnergy
7.375%, 11/15/2031	220	294
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	297
Pacific Gas & Electric
6.050%, 03/01/2034	330	424
Sempra Energy
1.625%, 10/07/2019	239	237
Southern
3.250%, 07/01/2026	315	309
Virginia Electric & Power
3.150%, 01/15/2026	124	125
Xcel Energy
2.600%, 03/15/2022	324	327

		2,920

Total Corporate Obligations (Cost $34,281) ($ Thousands)		35,213

U.S. TREASURY OBLIGATIONS — 28.6%
U.S. Treasury Bonds
4.500%, 02/15/2036	2,546	3,300
3.750%, 11/15/2043	3,260	3,821
3.375%, 05/15/2044	280	309
3.000%, 05/15/2045	556	571
3.000%, 02/15/2047	370	380
3.000%, 05/15/2047	300	309
2.875%, 05/15/2043	1,500	1,508
2.875%, 11/15/2046	1,690	1,693
2.500%, 02/15/2045	90	84
2.500%, 02/15/2046	200	186
2.500%, 05/15/2046	1,905	1,765
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	241	267
0.750%, 02/15/2042	43	42
0.375%, 07/15/2023	597	608
0.125%, 04/15/2021	782	788
0.125%, 04/15/2022	200	202
0.125%, 07/15/2026	366	359
U.S. Treasury Notes
2.375%, 08/15/2024	90	92
2.250%, 01/31/2024	410	417
2.250%, 11/15/2025	10	10
2.250%, 02/15/2027	607	609
2.125%, 11/30/2023	70	71
2.125%, 03/31/2024	340	343
2.000%, 04/30/2024	1,050	1,049
1.875%, 01/31/2022	4,704	4,733

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)

1.625%, 06/30/2020	$2,580	$2,592
1.625%, 02/15/2026	869	832
1.500%, 02/28/2023	410	401
1.500%, 08/15/2026	90	85
1.375%, 06/30/2023	590	572
1.375%, 08/31/2023	1,830	1,770
1.375%, 09/30/2023	80	77
1.250%, 07/31/2023	40	38
1.125%, 06/30/2021	770	754
0.875%, 04/15/2019	1,662	1,650
0.750%, 08/15/2019	1,755	1,734

Total U.S. Treasury Obligations (Cost $33,619) ($ Thousands)		34,021

ASSET-BACKED SECURITIES — 7.6%

Automotive — 1.3%

Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	827
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A3
1.880%, 08/17/2020 (B)	258	258
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/2018 (B)	293	295
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	159	161
		1,541

Credit Cards — 0.5%

Citibank Credit Card Issuance Trust, Ser 2014- A6, Cl A6
2.150%, 07/15/2021	257	260
Citibank Credit Card Issuance Trust, Ser 2017- A2, Cl A2
1.740%, 01/19/2021	312	313
		573

Mortgage Related Securities — 0.4%

Bayview Financial Asset Trust, Ser 2007-SR1A, Cl M3
2.174%, 03/25/2037 (A)(B)	333	282
Master Asset-Backed Securities Trust, Ser 2006-FRE1, Cl A4
1.281%, 12/25/2035 (A)	285	266
		548

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 5.4%

Airspeed, Ser 2007-1A, Cl G1
1.259%, 04/15/2024 (A)(B)	$307	$257
Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/2044 (B)	100	97
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
2.524%, 02/25/2023 (A)(B)	120	109
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2M1
2.524%, 01/25/2023 (A)(B)	160	142
Colony American Homes, Ser 2014-1A, Cl A
2.144%, 05/17/2031 (A)(B)	473	473
Conseco Financial, Ser 1997-7, Cl M1
7.030%, 07/15/2028	237	232
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (B)	122	123
GSAMP Trust, Ser 2004-SEA2, Cl M2
2.241%, 03/25/2034 (A)	380	280
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/2021	205	205
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.702%, 11/25/2024 (A)	107	109
RAMP Trust, Ser 2004-RS8, Cl MI1
5.680%, 08/25/2034	243	246
RAMP Trust, Ser 2006-RZ3, Cl M1
1.341%, 08/25/2036 (A)	470	428
SLM Student Loan Trust, Ser 2006-1, Cl A5
1.148%, 07/26/2021 (A)	120	118
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.856%, 07/25/2023 (A)	88	90
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	156	167
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	284	294
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	812	843
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	870	902
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	231	234
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (B)	165	165
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (B)	333	338

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)

ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	$282	$281
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (B)	251	252
		6,385

Total Asset-Backed Securities (Cost $8,979) ($ Thousands)		9,047

SOVEREIGN DEBT — 0.9%
Argentine Republic Government International Bond
5.625%, 01/26/2022	210	219
Brazilian Government International Bond
5.625%, 01/07/2041	120	117
Indonesia Government International Bond MTN
3.750%, 04/25/2022	200	205
Mexico Government International Bond MTN
5.550%, 01/21/2045	200	221
Peruvian Government International Bond
6.550%, 03/14/2037	10	13
5.625%, 11/18/2050	40	49
Poland Government International Bond
4.000%, 01/22/2024	110	118
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	76	91

Total Sovereign Debt (Cost $1,005) ($ Thousands)		1,033

MUNICIPAL BONDS — 0.5%
Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	101

New Jersey — 0.3%
New Jersey State, Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	356

Wisconsin — 0.1%
Wisconsin State, Ser A, RB, AGM
5.200%, 05/01/2018	120	124

Total Municipal Bonds (Cost $573) ($ Thousands)		581

		Market Value
Description	Shares	($ Thousands)

CASH EQUIVALENT — 8.1%
SEI Daily Income Trust, Government Fund, Cl F 0.630%**†	9,649,699	$9,650

Total Cash Equivalent (Cost $9,650) ($ Thousands)		9,650

Total Investments — 107.2% (Cost $125,964) ($ Thousands) @		$127,421

	Contracts

PURCHASED OPTIONS — 0.0%
July 2017, U.S. 10-Year Future Option Call, Expires 06/17/2017,
Strike Price $125.50*	8	8
July 2017, U.S. 10-Year Future Option Call, Expires 06/17/2017,
Strike Price $126.00*	3	2
July 2017, U.S. 10-Year Future Option Put, Expires 06/17/2017,
Strike Price $124.50*	3	–
July 2017, U.S. Bond Future Option Call, Expires 06/17/2017,
Strike Price $150.00*	3	12
July 2017, U.S. Bond Future Option Call, Expires 06/17/2017,
Strike Price $151.00*	2	6
July 2017, U.S. Bond Future Option Call, Expires 06/17/2017,
Strike Price $155.00*	2	2

Total Purchased Options (Cost $15) ($ Thousands)		$30

WRITTEN OPTIONS — 0.0%
July 2017, U.S. 10-Year Future Option Call, Expires 06/17/2017
Strike Price $128.50*	(4)	–
July 2017, U.S. 10-Year Future Option Call, Expires 06/17/2017
Strike Price $127.50*	(6)	(1)
July 2017, U.S. Bond Future Option Put, Expires 06/17/2017
Strike Price $149.00*	(1)	–
July 2017, U.S. Bond Future Option Put, Expires 06/17/2017
Strike Price $148.00*	(1)	–
September 2017, U.S. 10-Year Future Option Call, Expires 08/19/2017
Strike Price $129.00*	(8)	(2)
September 2017, U.S. 10-Year Future Option Call, Expires 08/19/2017
Strike Price $128.00*	(12)	(6)

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

		Market Value
Description	Contracts	($ Thousands)

WRITTEN OPTIONS (continued)
September 2017, U.S. Bond Future Option Call, Expires 08/19/2017
Strike Price $160.00*	(3)	$(2)

Total Written Options (Premiums Received $11) ($ Thousands)		$(11)

A list of the open futures contracts held by the Fund at May 31, 2017, are as follows:

			Unrealized
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(24)	Dec-2017	$(2)
90-Day Euro$	(24)	Jun-2017	–
90-Day Euro$	(4)	Jun-2008	(1)
U.S. 2-Year Treasury Note	(4)	Oct-2017	–
U.S. 5-Year Treasury Note	34	Oct-2017	6
U.S. 10-Year Treasury Note	4	Sep-2017	1
U.S. Long Treasury Bond	(8)	Sep-2017	(11)
Ultra 10-Year U.S. Treasury Note	(15)	Sep-2017	(14)

			$(21)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2017, is as follows.

					Unrealized
Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Appreciation (Depreciation) ($ Thousands)
07/20/17	CAD	3	USD	2	$—
07/20/17	USD	238	GBP	190	8
07/20/17	USD	248	BRL	796	(5)
07/20/17	USD	359	IDR	4,807,920	1
07/20/17	USD	372	INR	24,230	2
07/20/17	CNH	850	USD	123	(2)
07/20/17	CNY	–	USD	–	—
07/20/17	CNY	4,383	USD	631	(10)
07/20/17	TWD	17,200	USD	569	(3)
07/20/17	JPY	121,955	USD	1,117	11

					2

A list of the counterparties for the open forward foreign currency contracts held by the Fund at May 31, 2017, is as follows:

			Unrealized
Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(2,077)	$2,091	$13
JPMorgan Chase Bank	(1,585)	1,573	(11)

			$2

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2017, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation ($Thousands)
Credit Suisse	CDX.NA.HY.27	SELL	5.00%	12/20/21	$ (900)	$2

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives		Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation ($Thousands)
Merrill Lynch	1.27%	3-Month		5/15/23	6,016	$56

For the period ended May 31, 2017, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $118,848 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2017.

†	Investment in Affiliated Security.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2017.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2017, the value of these securities amounted to $12,928 ($ Thousands), representing 10.9% of the Net Assets of the Fund.

(C)	The rate reported is the effective yield at the time of purchase.

AGM— Assured Guaranty Municipal

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Continued)

@	At May 31, 2017, the tax basis cost of the Fund’s Investments was $125,964 ($ Thousands), and the unrealized appreciation and depreciation were $1,882 ($ Thousands) and ($425) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$37,876	$–	$37,876
Corporate Obligations	–	35,213	–	35,213
U.S. Treasury Obligations	–	34,021	–	34,021
Asset-Backed Securities	–	9,047	–	9,047
Sovereign Debt	–	1,033	–	1,033
Municipal Bonds	–	581	–	581
Cash Equivalent	9,650	–	–	9,650

Total Investments in Securities	$9,650	$117,771	$–	$127,421

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$30	$—	$—	$30
Written Options	(11)	—	—	(11)
Futures Contracts *
Unrealized Appreciation	7	—	—	7
Unrealized Depreciation	(28)	—	—	(28)
Forwards Contracts *
Unrealized Appreciation	—	22	—	22
Unrealized Depreciation	—	(20)	—	(20)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	2	—	2
Interest Rate Swaps *
Unrealized Appreciation	—	56	—	56

Total Other Financial Instruments	$(2)	$60	$—	$58

* Futures contracts, forward contracts, credit default swaps and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended May 31, 2017, there were no transfers between Level 1, Level 2 assets and liabilities. For the period ended May 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended May 31, 2017, there were no Level 3 investments.

SEI Catholic Values Trust / Quarterly Report / May 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2017

Catholic Values Fixed Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended May 31, 2017 ($ Thousands):

Security Description	Value 02/28/2017	Purchases at Cost	Proceeds from Sales	Value 05/31/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$9,457	$15,507	$(15,314)	$9,650	$13

As of May 31, 2017, the Fund is the seller (“providing protection”) on a total notional amount of $1.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACK SECURITY DEBT	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$40,447	$40,447
Maximum potential amount of future payments	—	—	—	1,200,000	1,200,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$—	$—	$900,000	$—	$—	$900,000
101 - 200	—	—	—	—	—	—
201 -300	—	—	—	—	—	—
301 -400	—	—	—	300,000	—	300,000
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$900,000	$300,000	$—	$1,200,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Catholic Values Trust / Quarterly Report / May 31, 2017

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d))that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: July 21, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: July 21, 2017